December 11, 2013

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:          Incapital Unit Trust, Series 38

File No. 333-191965

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on December 10, 2013.

Incapital LLC

By: /s/ Thomas Belka
Executive Director